UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE AGGRESSIVE GROWTH PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Shares	Security	Value

COMMON STOCKS† — 99.6%
CONSUMER DISCRETIONARY — 15.3%
Internet & Catalog Retail — 0.5%
540,950	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$3,602,727

Media — 14.6%
1,343,625	Cablevision Systems Corp., New York Group, Class A Shares	27,504,004
171,175	CBS Corp., Class B Shares	1,401,923
	Comcast Corp.:
205,438	Class A Shares	3,052,809
2,159,787	Special Class A Shares	30,215,420
	Discovery Communications Inc.:
106,440	Class A Shares *	2,607,780
106,440	Class C Shares *	2,384,256
	Liberty Global Inc.:
84,367	Series A Shares *	1,767,489
85,560	Series C Shares *	1,783,070
485,840	Liberty Media Corp. — Entertainment, Series A Shares *	13,588,945
98,690	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,438,900
171,175	Viacom Inc., Class B Shares *	3,964,413
239,790	Walt Disney Co.	6,023,525
40,200	World Wrestling Entertainment Inc., Class A Shares	527,826

	Total Media	96,260,360

Specialty Retail — 0.2%
224,700	Charming Shoppes Inc. *	1,085,301

	TOTAL CONSUMER DISCRETIONARY	100,948,388

ENERGY — 20.8%
Energy Equipment & Services — 11.3%
172,970	Core Laboratories NV	14,868,501
273,138	National-Oilwell Varco Inc. *	9,816,580
2,678,900	Weatherford International Ltd. *	50,256,164

	Total Energy Equipment & Services	74,941,245

Oil, Gas & Consumable Fuels — 9.5%
1,295,745	Anadarko Petroleum Corp.	62,454,909

	TOTAL ENERGY	137,396,154

FINANCIALS — 1.7%
Capital Markets — 0.4%
160,400	Cohen & Steers Inc.	2,930,508

Diversified Financial Services — 0.6%
254,463	Bank of America Corp.	3,763,508

Thrifts & Mortgage Finance — 0.7%
49,500	Astoria Financial Corp.	480,645
379,415	New York Community Bancorp Inc.	4,150,800

	Total Thrifts & Mortgage Finance	4,631,445

	TOTAL FINANCIALS	11,325,461

HEALTH CARE — 40.4%
Biotechnology — 23.7%
168,920	Alkermes Inc. *	1,743,254
851,985	Amgen Inc. *	53,087,185
960,046	Biogen Idec Inc. *	45,650,187
796,436	Genzyme Corp. *	41,327,064
232,950	Isis Pharmaceuticals Inc. *	4,258,326
282,050	Vertex Pharmaceuticals Inc. *	10,156,621

	Total Biotechnology	156,222,637

Health Care Equipment & Supplies — 2.6%
450,741	Covidien PLC	17,042,517

Health Care Providers & Services — 6.9%
1,627,500	UnitedHealth Group Inc.	45,667,650

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Shares	Security	Value

Pharmaceuticals — 7.2%
208,410	BioMimetic Therapeutics Inc. *	$2,161,212
1,115,360	Forest Laboratories Inc. *	28,809,749
36,088	Johnson & Johnson	2,197,398
84,238	Teva Pharmaceutical Industries Ltd., ADR	4,493,255
395,520	Valeant Pharmaceuticals International *	10,204,416

	Total Pharmaceuticals	47,866,030

	TOTAL HEALTH CARE	266,798,834

INDUSTRIALS — 8.1%
Aerospace & Defense — 4.4%
386,450	L-3 Communications Holdings Inc.	29,176,975

Construction & Engineering — 0.2%
20,200	Fluor Corp.	1,066,560

Industrial Conglomerates — 2.1%
450,321	Tyco International Ltd.	13,608,701

Machinery — 1.4%
310,590	Pall Corp.	9,342,547

	TOTAL INDUSTRIALS	53,194,783

INFORMATION TECHNOLOGY — 12.1%
Communications Equipment — 1.0%
93,068	Arris Group Inc. *	1,133,568
414,685	Nokia Oyj, ADR	5,531,898

	Total Communications Equipment	6,665,466

Computers & Peripherals — 2.7%
3,500	LaserCard Corp. *	26,950
508,020	SanDisk Corp. *	9,052,917
693,657	Seagate Technology	8,351,630

	Total Computers & Peripherals	17,431,497

Electronic Equipment, Instruments & Components — 1.7%
40,000	Dolby Laboratories Inc., Class A Shares *	1,665,200
449,701	Tyco Electronics Ltd.	9,655,080

	Total Electronic Equipment, Instruments & Components	11,320,280

Internet Software & Services — 0.0%
2	Move Inc. *	4

Semiconductors & Semiconductor Equipment — 4.9%
601,520	Broadcom Corp., Class A Shares *	16,980,910
140,110	Cree Inc. *	4,491,927
139,700	DSP Group Inc. *	1,216,787
409,329	Intel Corp.	7,879,583
224,855	Micron Technology Inc. *	1,436,823
15,700	Standard Microsystems Corp. *	364,240

	Total Semiconductors & Semiconductor Equipment	32,370,270

Software — 1.8%
111,800	Advent Software Inc. *	4,075,110
241,850	Autodesk Inc. *	5,274,749
97,564	Microsoft Corp.	2,294,705

	Total Software	11,644,564

	TOTAL INFORMATION TECHNOLOGY	79,432,081

MATERIALS — 1.2%
Metals & Mining — 1.2%
95,090	Freeport-McMoRan Copper & Gold Inc., Class B Shares	5,733,927
51,490	Nucor Corp.	2,289,760

	TOTAL MATERIALS	8,023,687

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $618,954,472)	657,119,388

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENT‡ — 0.5%
Repurchase Agreement — 0.5%
$3,713,000	Interest in $187,822,000 joint tri-party repurchase agreement dated 7/31/09 with Barclays Capital Inc., 0.200% due 8/3/09; Proceeds at maturity - $3,713,062; (Fully collateralized by U.S. government obligations, 8.750% due 8/15/20; Market value — $3,787,260) (Cost — $3,713,000)	$3,713,000

	TOTAL INVESTMENTS — 100.1% (Cost — $622,667,472#)	660,832,388
	Liabilities in Excess of Other Assets — (0.1)%	(880,847)

	TOTAL NET ASSETS — 100.0%	$659,951,541

†	Under the Statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks and/or Other Equity Investments†	$657,119,388	—	—	$657,119,388
Short-Term Investments†	—	$3,713,000	—	3,713,000

Total	$657,119,388	$3,713,000	—	$660,832,388

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$151,481,230
Gross unrealized depreciation	(113,316,314)

Net unrealized appreciation	$38,164,916

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
At July 31, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2009